PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) as of April 30, 2020
Description	Shares	Value
Long-Term Investments 103.6%
Common Stocks 102.2%
Aerospace & Defense 2.0%
Curtiss-Wright Corp.	1,070	$110,906
Hexcel Corp.	600	20,754
Howmet Aerospace, Inc.	3,460	45,222
Huntington Ingalls Industries, Inc.	390	74,650
Teledyne Technologies, Inc.*	230	74,904
		326,436
Auto Components 0.6%
Adient PLC*	6,510	97,520
Dana, Inc.	270	3,105
		100,625
Banks 5.6%
Associated Banc-Corp.	870	12,302
Cathay General Bancorp	520	14,518
CIT Group, Inc.	5,740	108,945
East West Bancorp, Inc.	240	8,417
FNB Corp.	13,420	108,568
Hancock Whitney Corp.	3,290	68,794
PacWest Bancorp	4,100	82,984
Signature Bank	1,520	162,913
Sterling Bancorp	6,030	74,350
Synovus Financial Corp.	6,200	130,262
Umpqua Holdings Corp.	6,000	75,150
Wintrust Financial Corp.	890	37,291
		884,494
Biotechnology 2.0%
Exelixis, Inc.*	6,430	158,789
United Therapeutics Corp.*	1,410	154,479
		313,268
Building Products 1.3%
American Woodmark Corp.*	250	12,853
Fortune Brands Home & Security, Inc.	100	4,820
Owens Corning	3,190	138,318

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Building Products (cont’d.)
Resideo Technologies, Inc.*	620	$3,181
Universal Forest Products, Inc.	1,070	43,998
		203,170
Capital Markets 3.8%
Affiliated Managers Group, Inc.	1,780	124,529
Evercore, Inc. (Class A Stock)	1,800	92,880
Federated Hermes, Inc.	400	9,108
Janus Henderson Group PLC (United Kingdom)	6,160	110,264
LPL Financial Holdings, Inc.	400	24,088
SEI Investments Co.	2,400	122,304
Stifel Financial Corp.	2,700	119,556
		602,729
Chemicals 3.0%
Cabot Corp.	3,230	109,465
Eastman Chemical Co.	1,610	97,421
Koppers Holdings, Inc.*	430	6,777
Minerals Technologies, Inc.	200	8,808
NewMarket Corp.	80	32,915
PolyOne Corp.	4,830	112,491
Scotts Miracle-Gro Co. (The)	690	85,581
Valvoline, Inc.	1,160	19,940
		473,398
Commercial Services & Supplies 1.7%
Brink’s Co. (The)	300	15,336
Deluxe Corp.	3,160	89,017
Herman Miller, Inc.	1,420	32,007
HNI Corp.	1,010	24,584
Tetra Tech, Inc.	1,540	115,931
		276,875
Communications Equipment 0.8%
Ciena Corp.*	1,490	68,913
NetScout Systems, Inc.*	2,030	53,754
		122,667

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Construction & Engineering 1.3%
AECOM*	410	$14,867
EMCOR Group, Inc.	2,050	130,236
MasTec, Inc.*	1,830	65,697
		210,800
Construction Materials 0.7%
Eagle Materials, Inc.	1,850	112,869
Consumer Finance 0.9%
Navient Corp.	5,960	45,415
OneMain Holdings, Inc.	860	20,821
SLM Corp.	9,140	76,227
		142,463
Containers & Packaging 0.4%
Greif, Inc. (Class A Stock)	1,960	66,424
Distributors 1.5%
LKQ Corp.*	3,590	93,879
Pool Corp.	650	137,579
		231,458
Diversified Consumer Services 1.2%
Adtalem Global Education, Inc.*	3,090	98,169
Grand Canyon Education, Inc.*	680	58,494
Service Corp. International	1,100	40,414
		197,077
Electric Utilities 1.9%
ALLETE, Inc.	1,350	77,706
NRG Energy, Inc.	2,500	83,825
OGE Energy Corp.	4,660	146,883
		308,414
Electrical Equipment 2.5%
Acuity Brands, Inc.	1,320	114,299
Atkore International Group, Inc.*	710	17,281

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment (cont’d.)
Hubbell, Inc.	1,110	$138,117
nVent Electric PLC	6,100	113,765
Regal Beloit Corp.	100	7,101
		390,563
Electronic Equipment, Instruments & Components 3.6%
Arrow Electronics, Inc.*	2,410	151,637
Avnet, Inc.	3,940	118,279
Belden, Inc.	2,270	77,611
Jabil, Inc.	4,650	132,246
National Instruments Corp.	900	34,578
SYNNEX Corp.	660	57,790
		572,141
Entertainment 0.0%
Cinemark Holdings, Inc.	440	6,283
Equity Real Estate Investment Trusts (REITs) 8.7%
American Campus Communities, Inc.	1,940	68,462
Brixmor Property Group, Inc.	11,900	136,255
Camden Property Trust	1,060	93,354
CoreCivic, Inc.	4,270	56,022
Corporate Office Properties Trust	2,340	61,823
Diversified Healthcare Trust	5,960	18,536
Douglas Emmett, Inc.	1,640	50,004
EPR Properties	1,600	47,072
Gaming & Leisure Properties, Inc.	2,920	82,461
GEO Group, Inc. (The)	6,000	76,080
Highwoods Properties, Inc.	3,390	131,566
Life Storage, Inc.	230	20,146
Medical Properties Trust, Inc.	3,440	58,962
Omega Healthcare Investors, Inc.	3,740	109,021
Park Hotels & Resorts, Inc.	1,210	11,507
Sabra Health Care REIT, Inc.	7,030	90,124
Service Properties Trust	9,880	68,468
Spirit Realty Capital, Inc.	4,000	123,040
Urban Edge Properties	1,800	20,700
Weingarten Realty Investors	3,830	69,668
		1,393,271

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Food & Staples Retailing 0.4%
US Foods Holding Corp.*	2,600	$55,900
Food Products 3.0%
Bunge Ltd.	2,030	80,530
Darling Ingredients, Inc.*	4,290	88,331
Ingredion, Inc.	1,790	145,348
Lancaster Colony Corp.	430	57,891
Pilgrim’s Pride Corp.*	4,700	103,400
		475,500
Gas Utilities 2.4%
New Jersey Resources Corp.	2,230	75,329
ONE Gas, Inc.	1,080	86,087
Southwest Gas Holdings, Inc.	610	46,238
Spire, Inc.	180	13,133
UGI Corp.	5,220	157,540
		378,327
Health Care Equipment & Supplies 4.8%
Cantel Medical Corp.	300	11,100
Hill-Rom Holdings, Inc.	1,520	170,985
Integra LifeSciences Holdings Corp.*	2,020	103,121
Masimo Corp.*	1,050	224,606
West Pharmaceutical Services, Inc.	1,390	263,071
		772,883
Health Care Providers & Services 2.7%
Chemed Corp.	140	58,320
DaVita, Inc.*	1,060	83,750
MEDNAX, Inc.*	6,600	95,832
Molina Healthcare, Inc.*	1,130	185,286
		423,188
Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc.*	2,770	18,005
Omnicell, Inc.*	300	21,870
		39,875

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure 4.5%
Brinker International, Inc.	4,280	$99,638
Churchill Downs, Inc.	780	78,172
Domino’s Pizza, Inc.	520	188,203
Dunkin’ Brands Group, Inc.	1,800	113,112
Marriott Vacations Worldwide Corp.	1,380	114,540
Wyndham Destinations, Inc.	3,190	81,568
Wyndham Hotels & Resorts, Inc.	1,160	43,744
		718,977
Household Durables 1.3%
M/I Homes, Inc.*	970	24,696
Taylor Morrison Home Corp.*	8,340	121,347
Tempur Sealy International, Inc.*	1,190	63,963
		210,006
Independent Power & Renewable Electricity Producers 0.1%
AES Corp. (The)	800	10,600
Industrial Conglomerates 0.4%
Carlisle Cos., Inc.	550	66,528
Insurance 4.8%
Alleghany Corp.	240	128,090
American Financial Group, Inc.	2,170	143,741
First American Financial Corp.	3,050	140,666
Hanover Insurance Group, Inc. (The)	780	78,296
Lincoln National Corp.	2,900	102,863
Mercury General Corp.	100	4,096
Old Republic International Corp.	7,890	125,846
Reinsurance Group of America, Inc.	240	25,123
Unum Group	900	15,705
		764,426
Interactive Media & Services 0.8%
Cars.com, Inc.*	2,780	14,400
TripAdvisor, Inc.	5,420	108,238
		122,638

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Internet & Direct Marketing Retail 0.1%
Stamps.com, Inc.*	70	$11,079
IT Services 1.9%
CACI International, Inc. (Class A Stock)*	140	35,020
KBR, Inc.	4,410	89,346
Leidos Holdings, Inc.	590	58,298
MAXIMUS, Inc.	400	26,928
Perspecta, Inc.	4,620	99,653
		309,245
Leisure Products 1.6%
Brunswick Corp.	3,240	154,613
Malibu Boats, Inc. (Class A Stock)*	200	6,876
Polaris, Inc.	1,210	85,825
		247,314
Life Sciences Tools & Services 3.2%
Bio-Techne Corp.	770	173,250
Charles River Laboratories International, Inc.*	1,170	169,264
PRA Health Sciences, Inc.*	1,690	163,085
		505,599
Machinery 4.5%
AGCO Corp.	1,680	88,771
Altra Industrial Motion Corp.	300	8,373
Crane Co.	1,980	107,811
Gates Industrial Corp. PLC*	3,990	34,274
Graco, Inc.	1,410	62,971
ITT, Inc.	2,640	139,181
Nordson Corp.	220	35,400
Oshkosh Corp.	2,110	142,488
Timken Co. (The)	2,800	105,224
		724,493
Media 0.6%
AMC Networks, Inc. (Class A Stock)*	700	16,695

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Media (cont’d.)
Meredith Corp.	2,800	$41,524
Nexstar Media Group, Inc. (Class A Stock)	600	42,024
		100,243
Metals & Mining 2.6%
Reliance Steel & Aluminum Co.	1,190	106,600
Royal Gold, Inc.	1,280	156,838
Steel Dynamics, Inc.	6,380	154,843
		418,281
Mortgage Real Estate Investment Trusts (REITs) 0.0%
Colony Credit Real Estate, Inc.	520	2,501
Ladder Capital Corp.	17	135
		2,636
Multi-Utilities 0.8%
MDU Resources Group, Inc.	5,760	129,370
Oil, Gas & Consumable Fuels 0.8%
Diamondback Energy, Inc.	400	17,416
PBF Energy, Inc. (Class A Stock)	3,150	35,910
World Fuel Services Corp.	3,220	80,500
		133,826
Personal Products 0.8%
Coty, Inc. (Class A Stock)	3,440	18,748
Edgewell Personal Care Co.*	1,290	35,617
Nu Skin Enterprises, Inc. (Class A Stock)	2,530	73,901
		128,266
Pharmaceuticals 0.6%
Catalent, Inc.*	1,220	84,363
Jazz Pharmaceuticals PLC*	120	13,230
		97,593
Professional Services 0.4%
ASGN, Inc.*	300	13,935

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
Barrett Business Services, Inc.	300	$14,676
Insperity, Inc.	100	4,771
Kforce, Inc.	320	9,584
ManpowerGroup, Inc.	270	20,045
		63,011
Real Estate Management & Development 0.8%
Jones Lang LaSalle, Inc.	1,160	122,473
Road & Rail 0.5%
Landstar System, Inc.	700	72,317
Semiconductors & Semiconductor Equipment 4.7%
Cabot Microelectronics Corp.	600	73,524
First Solar, Inc.*	2,600	114,426
Monolithic Power Systems, Inc.	840	167,924
Synaptics, Inc.*	580	37,926
Teradyne, Inc.	3,390	212,011
Universal Display Corp.	990	148,619
		754,430
Software 5.3%
CDK Global, Inc.	3,570	140,230
Fair Isaac Corp.*	20	7,059
J2 Global, Inc.	1,580	127,411
Manhattan Associates, Inc.*	2,210	156,777
Nuance Communications, Inc.*	2,020	40,804
PTC, Inc.*	2,330	161,352
Teradata Corp.*	3,990	98,114
Tyler Technologies, Inc.*	350	112,242
		843,989
Specialty Retail 1.6%
Aaron’s, Inc.	310	9,892
AutoNation, Inc.*	3,040	113,210
Dick’s Sporting Goods, Inc.	1,800	52,902
Foot Locker, Inc.	2,350	60,230

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Murphy USA, Inc.*	50	$5,340
Sally Beauty Holdings, Inc.*	1,810	17,575
		259,149
Technology Hardware, Storage & Peripherals 0.5%
NCR Corp.*	4,040	82,901
Textiles, Apparel & Luxury Goods 0.9%
Deckers Outdoor Corp.*	960	142,810
Trading Companies & Distributors 0.4%
GMS, Inc.*	1,570	28,857
MSC Industrial Direct Co., Inc. (Class A Stock)	700	41,748
		70,605
Water Utilities 0.3%
Essential Utilities, Inc.	1,200	50,148
Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	2,310	45,322

Total Common Stocks (cost $17,233,022)		16,289,373
Exchange-Traded Fund 1.4%
iShares Core S&P Mid-Cap ETF (cost $189,155)	1,350	221,643

TOTAL INVESTMENTS 103.6% (cost $17,422,177)		16,511,016
Liabilities in excess of other assets (3.6)%		(570,610)

Net Assets 100.0%		$15,940,406

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).